Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

4. RELATED PARTY TRANSACTIONS

Founder Shares

On August 7, 2025, the Sponsor purchased 7,665,900 Class B ordinary shares (the “Founder Shares”) from the Company for an aggregate purchase price of $25,000, or $0.003 per share, of which up to 999,900 Founder Shares were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised within the 45-day period following the closing of the initial public offering. On January 7, 2026, the underwriters purchased an additional 1,500,000 Units pursuant to the partial exercise of the over-allotment option, resulting in 499,950 Founder Shares that were no longer subject to forfeiture. On February 7, 2026, the over-allotment option to purchase the remaining 1,500,000 Units expired, resulting in the forfeiture of 499,950 Founder Shares. As of June 30, 2026 and December 31, 2025, 7,165,950 and 7,665,900 Founder Shares were issued and outstanding, respectively.

On December 1, 2025 and December 16, 2025, the Sponsor granted membership interests equivalent to an aggregate of 150,000 Founder Shares to the independent directors of the Company for aggregate consideration of $450, or approximately $0.003 per share. The membership interests in Founder Shares granted to the independent directors are in the scope of ASC 718. Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value on the assignment date. The Founder Shares have an aggregate fair value of $346,500, or $2.31 per share. The membership interests in Founder Shares are subject to forfeiture, as 50% of the subscription units will be automatically forfeited upon termination of service following the closing of the initial public offering and prior to the completion of a Business Combination. The Company recognized stock-based compensation expense of $346,500 on December 16, 2025. The Company established the fair value of Founder Shares using Monte Carlo Simulation Model prepared by a third party valuation firm, which takes into consideration the following market assumptions; (i) implied share price of $9.85, (ii) probability of De-SPAC and instrument-specific market adjustment of 27.0%, and (iii) discount for lack of marketability of 13%.

Private Placement Units

Simultaneously with the closing of the initial public offering on December 24, 2025, the Sponsor purchased an aggregate of 425,000 private placement units at a price of $10.00 per private placement unit in a private placement for an aggregate purchase price of $4,250,000. Clear Street purchased an aggregate of 200,000 private placement units at a price of $10.00 per unit in a private placement for an aggregate purchase price of $2,000,000.

On January 7, 2026, the Company consummated the private placement of an additional 30,000 private placement units to the Sponsor at a price of $10.00 per unit, generating gross proceeds of $300,000.

A portion of the purchase price of the private placement units was added to the proceeds of initial public offering held in the Trust Account. If the initial Business Combination is not completed within 24 months from the closing of the initial public offering, the proceeds from the sale of the private placement units held in the Trust Account will be used to fund the redemption of the public shares (subject to the requirements of applicable law).

Promissory Note — Related Party

On August 7, 2025, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to be used for a portion of the expenses of the initial public offering. The loan was non-interest bearing, payable at the earlier of March 31, 2026 or the closing of the initial public offering. The Company had borrowed $161,544 under the promissory note, which was repaid as of December 31, 2025. Borrowings under the note are no longer available.

Due to Sponsor

As of June 30, 2026 and December 31, 2025, the balance of due to Sponsor was $29,195 and $30,925, respectively, which consisted of the operating expenses paid by the Sponsor on behalf of the Company.

Administrative Services Fee

Commencing on December 22, 2025, the Sponsor charges the Company a total of $25,000 per month for office space and administrative and support services. The Company will cease the monthly fees through the earlier of completion of the Company’s initial Business Combination or liquidation. For the three and six months ended June 30, 2026, the Company incurred $75,000 and $150,000, respectively, of administrative services fees which was included in accrued expenses in the accompanying condensed consolidated balance sheets.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. A portion of such Working Capital Loans may be convertible into private placement units of the post Business Combination entity at the option of the lender. The units would be identical to the private placement units. As of June 30, 2026 and December 31, 2025, no such Working Capital Loans were outstanding.

4. RELATED PARTY TRANSACTIONS

Founder Shares

On August 7, 2025, the sponsor purchased 7,665,900 Class B ordinary shares (the “Founder Shares”) from the Company for an aggregate purchase price of $25,000, or $0.003 per share, of which up to 999,900 Founder Shares were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised within the 45-day period following the closing of the initial public offering. The forfeiture would be adjusted to the extent that the over-allotment option was not exercised in full by the underwriters so that the sponsor would own 25% of the Company’s issued and outstanding Class A and Class B ordinary shares after the initial public offering. On January 7, 2026, the underwriters purchased an additional 1,500,000 Units pursuant to the partial exercise of the over-allotment option, resulting in 499,950 Founder Shares that were no longer subject to forfeiture. On February 7, 2026, the over-allotment option to purchase the remaining 1,500,000 Units expired, resulting in the forfeiture of 499,950 Founder Shares. As of the date the financial statements were issued, 7,165,950 Founder Shares were issued and outstanding.

On December 1, 2025, the sponsor granted membership interests equivalent to an aggregate of 150,000 Founder Shares to the independent directors of the Company for aggregate consideration of $450, or approximately $0.003 per share. The membership interests in Founder Shares granted to the independent directors are in the scope of ASC 718. Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value on the assignment date. The Founder Shares have an aggregate fair value of $346,500, or $2.31 per share. The membership interests in Founder Shares are subject to forfeiture, as 50% of the subscription units will be automatically forfeited upon termination of service following the closing of the initial public offering and prior to the completion of a Business Combination. The Company recognized stock-based compensation expense of $346,500 on June 17, 2026. The Company established the fair value of Founder Shares using Monte Carlo Simulation Model prepared by a third party valuation firm, which takes into consideration the following market assumptions; (i) implied share price of $9.85, (ii) probability of De-SPAC and instrument-specific market adjustment of 27.0%, and (iii) discount for lack of marketability of 13%. The Founder Shares are classified as Level 3 at the measurement date due to the use of unobservable inputs, and other risk factors.

Private Placement Units

Simultaneously with the closing of the initial public offering, the sponsor purchased an aggregate of 425,000 private placement units at a price of $10.00 per private placement unit in a private placement for an aggregate purchase price of $4,250,000. Clear Street purchased an aggregate of 200,000 private placement units at a price of $10.00 per unit in a private placement for an aggregate purchase price of $2,000,000. On January 7, 2026, the Company consummated the private placement of an additional 30,000 private placement units to Clear Street at a price of $10.00 per unit, generating gross proceeds of $300,000.

A portion of the purchase price of the private placement units was added to the proceeds of initial public offering held in the Trust Account. If the initial Business Combination is not completed within 24 months from the closing of the initial public offering, the proceeds from the sale of the private placement units held in the Trust Account will be used to fund the redemption of the public shares (subject to the requirements of applicable law).

Promissory Note — Related Party

On August 7, 2025, the sponsor agreed to loan the Company an aggregate of up to $300,000 to be used for a portion of the expenses of the initial public offering. The loan was non-interest bearing, payable at the earlier of March 31, 2026 or the closing of the initial public offering. The Company had borrowed $161,544 under the promissory note, which was repaid as of December 31, 2025. Borrowings under the note are no longer available.

Due to sponsor

As of December 31, 2025, the Company owed the sponsor an aggregate amount of $30,925 for the remaining outstanding due to offering and operational costs. The amounts are due on demand.

Administration Fee

Commencing on December 22, 2025, the sponsor charges the Company a total of $25,000 per month for office space and administrative and support services. The Company will cease the monthly fees through the earlier of completion of the Company’s initial Business Combination or liquidation. For the period from July 21, 2025 (inception) through December 31, 2025, the Company incurred $5,645 of administrative services fees which was included in accrued expenses in the accompanying balance sheet.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the sponsor or an affiliate of the sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. A portion of such Working Capital Loans may be convertible into private placement units of the post Business Combination entity at the option of the lender. The units would be identical to the private placement units. As of December 31, 2025, no such Working Capital Loans were outstanding.